INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
18.	INTANGIBLE ASSETS, NET

Intangible assets and their related amortization are as follow:

	As of December 31,
	2015	2016
	RMB	RMB
Trademark	3,071,480	3,071,480
Computer software	22,709,977	24,964,233
Less: accumulated amortization	(5,309,010)	(7,738,986)
Intangible assets, net	20,472,447	20,296,727

Amortization expense was RMB1,136,953, RMB2,223,458 and RMB3,202,787,for the years ended December 31, 2014, 2015 and 2016, respectively.